Fair Value Measurements (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities
Transfer of assets and liabilities between fair value hierarchy levels	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Level 2
Fair Value, Assets and Liabilities
Financial assets	0		0		0
Financial liabilities	0		0		0
Level 3
Fair Value, Assets and Liabilities
Financial assets	0		0		0
Financial liabilities	$ 0		$ 0		$ 0